Other employee benefits (Schedule of detailed information about other employee benefits plan) (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Employee Benefits [Line Items]
Other employee benefits liability - current	$ 3,843	$ 3,483
Other employee benefits liability - non-current	101,849	86,340
Net liability	$ 105,692	$ 89,823